SHARE-BASED COMPENSATION - Share option activities (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Number of Share Options
Outstanding, beginning	8,773,669
Granted	100,915
Exercised	(7,236,779)
Forfeited or expired	(16,800)
Outstanding, ending	1,621,005	8,773,669
Exercisable	1,520,092
Weighted Average Exercise Price
Outstanding, beginning	$ 0.53
Granted	5.6
Exercised	0.43
Forfeited or expired	1.76
Outstanding, ending	1.31	$ 0.53
Exercisable (in dollars per share)	$ 1.03
Weighted Average Remaining Life and Aggregate Intrinsic Value
Weighted Average Remaining Life (in Years)	3 years 9 months 3 days	3 years 3 months 29 days
Weighted Average Remaining Life, Exercisable (in years)	3 years 4 months 20 days
Aggregate Intrinsic Value	$ 21,379	$ 121,224
Aggregate Intrinsic Value, Exercisable	$ 20,481
Weighted average grant date fair value of share options vested	$ 1.8	$ 1.7	$ 4.9
Total grant date fair value of the share options vested	$ 5,000	$ 13,700	$ 300
Cash received from share option exercises	$ 2,626	$ 0